PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 87.5%
Asset-Backed Securities 3.4%
Cayman Islands 0.5%
Trinitas CLO Ltd., Series 2020-14A, Class C, 144A, 3 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)	5.783%(c)	01/25/34		250	$244,013
Spain 0.6%
TFS,
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	0.000(s)	04/16/40	EUR	—(r)	312
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	3.000(c)	04/16/23	EUR	272	272,731
					273,043
United States 2.3%
Laurel Road Prime Student Loan Trust, Series 2019-A, Class R, 144A	0.000	10/25/48		773	166,023
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	98,649
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	5.059(c)	06/25/24		820	799,618
					1,064,290

Total Asset-Backed Securities (cost $1,533,399)					1,581,346
Bank Loans 0.4%
United States
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	11.455(c)	11/01/25		178	187,642
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%	9.786(c)	05/25/26		4	4,044
Second Lien Term Loan, 1 Month SOFR + 3.250%	5.036(c)	08/24/26		40	7,942

TPC Group, Inc., Term Loan, CME Term SOFR + 10.000%^	11.800(c)	05/31/23		4	6,258

Total Bank Loans (cost $215,965)					205,886

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 14.2%
Canada 0.1%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	67	$49,396
Ireland 4.0%
Deco DAC, Series 2019-RAM, Class AASONIA + 2.007% (Cap N/A, Floor 2.007%)	2.570(c)	08/07/30	GBP	1,578	1,865,125
United States 10.1%
Barclays Commercial Mortgage Securities Trust, Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38		300	253,393
BX Commercial Mortgage Trust, Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	10/15/36		544	517,019
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	4.765(c)	11/15/37		98	95,214
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36		275	266,683
Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	05/15/36		1,250	1,188,837

DBWF Mortgage Trust, Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	204,217
GS Mortgage Securities Corp. Trust, Series 2021-IP, Class F, 144A, 1 Month LIBOR + 4.550% (Cap N/A, Floor 4.550%)	6.549(c)	10/15/36		140	129,757
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		400	328,805
MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40		550	383,699
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36		650	566,886

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

One New York Plaza Trust, Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	4.749%(c)	01/15/36		125	$117,893
Wells Fargo Commercial Mortgage Trust, Series 2021-FCMT, Class E, 144A, 1 Month LIBOR + 4.500% (Cap N/A, Floor 4.500%)	6.499(c)	05/15/31		700	656,456
					4,708,859

Total Commercial Mortgage-Backed Securities (cost $7,305,281)					6,623,380
Corporate Bonds 52.7%
Brazil 1.5%
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	300	329,560
Gtd. Notes	6.625	01/16/34	GBP	100	112,783
Gtd. Notes, EMTN	6.250	12/14/26	GBP	200	241,246
					683,589
Bulgaria 0.4%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	163,467
Canada 1.6%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	23,210
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		144	141,120
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		395	363,894

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		85	65,025
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	3.750	02/15/52		10	8,047
Sr. Unsec’d. Notes	5.250	06/15/37		110	111,156

MEG Energy Corp., Gtd. Notes, 144A	7.125	02/01/27		45	46,532
					758,984

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
France 4.6%
Adevinta ASA,
Sr. Sec’d. Notes	3.000%	11/15/27	EUR	250	$227,907
Sr. Sec’d. Notes, 144A	3.000	11/15/27	EUR	100	91,100

Altice France SA, Sr. Sec’d. Notes	3.375	01/15/28	EUR	400	339,381
CAB SELAS, Sr. Sec’d. Notes, 144A	3.375	02/01/28	EUR	125	111,097
Faurecia SE, Sr. Unsec’d. Notes	3.750	06/15/28	EUR	250	221,181
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.625	10/15/28	EUR	200	192,024
Loxam SAS,
Sr. Sub. Notes	4.500	04/15/27	EUR	100	83,412
Sr. Sub. Notes	5.750	07/15/27	EUR	180	155,409
SPCM SA,
Sr. Unsec’d. Notes, 144A	2.000	02/01/26	EUR	100	94,802
Sr. Unsec’d. Notes, 144A	2.625	02/01/29	EUR	100	84,319

Tereos Finance Groupe I SA, Bonds, 144A	4.750	04/30/27	EUR	200	192,265
Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	400	365,400
					2,158,297
Germany 2.0%
Nidda BondCo GmbH, Gtd. Notes, 144A	5.000	09/30/25	EUR	100	86,052
Nidda Healthcare Holding GmbH, Sr. Sec’d. Notes	3.500	09/30/24	EUR	200	189,617
TK Elevator Holdco GmbH, Sr. Unsec’d. Notes	6.625	07/15/28	EUR	270	241,702
TK Elevator Midco GmbH,
Sr. Sec’d. Notes	4.375	07/15/27	EUR	100	93,555
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	93,553

Volkswagen International Finance NV, Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	200	202,726
					907,205

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India 0.8%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750%	02/01/27	EUR	300	$283,772
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	84,690
					368,462
Indonesia 0.6%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	78,461
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	201,063
					279,524
Israel 0.2%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	95,250
Italy 0.9%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500(ff)	10/27/47	EUR	100	107,254
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	400	332,124
					439,378
Jamaica 1.2%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25		277	232,020
Sr. Sec’d. Notes, 144A	8.750	05/25/24		200	187,788

Digicel Ltd., Gtd. Notes, 144A	6.750	03/01/23		200	126,000
					545,808
Luxembourg 1.9%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	294	223,558

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)
ARD Finance SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	200	$152,246

Codere New Holdco SA, Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500%	7.500	11/30/27(d)	EUR	51	42,545
Intelsat Jackson Holdings SA,
Gtd. Notes^	5.500	08/01/23(d)		440	—
Gtd. Notes, 144A^	8.500	10/15/24(d)		25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)		25	—
Sr. Sec’d. Notes, 144A	6.500	03/15/30		90	82,895

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	400	374,400
					875,644
Mexico 1.8%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000	09/29/36		158	135,880
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	182,857
Gtd. Notes, EMTN	4.875	02/21/28	EUR	600	508,245
					826,982
Netherlands 1.7%
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	400	342,064
WP/AP Telecom Holdings III BV, Sr. Unsec’d. Notes, 144A	5.500	01/15/30	EUR	225	197,293
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	300	238,154
					777,511
Russia 1.1%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	1.450	03/06/23	CHF	500	325,681
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	40,882
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	200	97,424

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Russia (cont’d.)

Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	7.487%	03/25/31(d)	GBP	200	$26,792
					490,779
South Africa 0.8%
Eskom Holdings SOC Ltd., Gov’t. Gtd. Notes, MTN	6.350	08/10/28		400	380,375
Spain 1.7%
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	400	331,802
Codere Finance 2 Luxembourg SA,
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750%	12.750	11/30/27(d)	EUR	43	38,792
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000%	11.000	09/30/26(d)	EUR	165	171,781

ContourGlobal Power Holdings SA, Sr. Sec’d. Notes	4.125	08/01/25	EUR	100	98,386
Kaixo Bondco Telecom SA, Sr. Sec’d. Notes, 144A	5.125	09/30/29	EUR	175	154,396
					795,157
Sweden 0.2%
Preem Holdings AB, Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR	100	104,324
Ukraine 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/24	EUR	100	20,058
United Kingdom 6.6%
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	500	494,021
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	200	167,047
BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)		250	246,678
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500(cc)	07/08/26	GBP	150	161,975

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Co-operative Group Ltd., Sr. Unsec’d. Notes	5.125%	05/17/24	GBP	150	$167,994
eG Global Finance PLC,
Sr. Sec’d. Notes	4.375	02/07/25	EUR	350	326,648
Sr. Sec’d. Notes	6.250	10/30/25	EUR	100	94,587
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	100	93,538

INEOS Quattro Finance 2 PLC, Sr. Sec’d. Notes, 144A	2.500	01/15/26	EUR	100	92,187
Market Bidco Finco PLC, Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	300	305,059
Saga PLC, Gtd. Notes	5.500	07/15/26	GBP	200	204,255
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	170,617
Very Group Funding PLC (The), Sr. Sec’d. Notes, 144A	6.500	08/01/26	GBP	225	213,861
Virgin Media Finance PLC, Gtd. Notes	3.750	07/15/30	EUR	300	246,587
Virgin Media Vendor Financing Notes III DAC, Gtd. Notes	4.875	07/15/28	GBP	100	105,837
					3,090,891
United States 23.1%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28		66	61,926
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26		75	77,440
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes^	7.875	12/15/24(d)		400	2,720
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26		131	104,015
American Axle & Manufacturing, Inc., Gtd. Notes	6.250	03/15/26		67	63,475
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		500	506,352
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750	01/15/28		75	73,698

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Antero Resources Corp., Gtd. Notes, 144A	8.375%	07/15/26		32	$34,456
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		50	48,390
Sr. Unsec’d. Notes, 144A	8.250	12/31/28		50	48,806

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	18,975
Avantor Funding, Inc.,
Gtd. Notes	3.875	07/15/28	EUR	300	284,647
Sr. Sec’d. Notes, 144A	2.625	11/01/25	EUR	100	100,109

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		315	198,938
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.250	01/30/30		50	25,750
Gtd. Notes, 144A	5.250	02/15/31		25	12,818
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		100	88,205
Gtd. Notes	6.750	03/15/25		125	120,290
Gtd. Notes	7.250	10/15/29		75	68,211

C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28		100	72,527
Caesars Entertainment, Inc., Sr. Unsec’d. Notes, 144A	4.625	10/15/29		25	21,184
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		50	44,932
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		185	163,937
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		75	70,508
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		300	260,173
Sr. Unsec’d. Notes, 144A	4.750	03/01/30		119	108,240
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		50	47,769

Chemours Co. (The), Gtd. Notes	5.375	05/15/27		125	119,972
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26		50	50,000
Gtd. Notes, 144A	5.875	02/01/29		25	25,117

Citigroup, Inc., Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		380	348,166
Dana, Inc., Sr. Unsec’d. Notes	4.500	02/15/32		125	104,360

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		510	$47,705
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		425	350,979
Diversified Healthcare Trust, Sr. Unsec’d. Notes	4.750	02/15/28		225	168,584
Dominion Energy, Inc., Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)		200	185,803
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		25	25,245
Energy Transfer LP, Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		200	181,276
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43		550	449,295
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		200	199,946
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		115	97,250
Griffon Corp., Gtd. Notes	5.750	03/01/28		75	71,283
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		25	22,730
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		25	22,889
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		150	145,285

Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	3.625	02/15/32		300	258,750
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.125	02/01/29		275	239,704
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		200	172,604
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26		200	190,374
IQVIA, Inc.,
Gtd. Notes	2.250	03/15/29	EUR	250	221,969
Gtd. Notes, 144A	1.750	03/15/26	EUR	150	144,236

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		13	13,181
JPMorgan Chase & Co., Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		420	375,413

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

KB Home, Gtd. Notes	4.800%	11/15/29		75	$67,711
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30		25	23,366
Gtd. Notes, 144A	4.375	01/31/32		25	23,624
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P	7.600	09/15/39		30	24,230
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		100	78,084
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		25	22,571
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	22,587
MGM Resorts International,
Gtd. Notes	4.750	10/15/28		150	135,855
Gtd. Notes	5.500	04/15/27		150	145,502
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	2.500	03/24/26	GBP	100	108,144
Gtd. Notes	3.692	06/05/28	GBP	155	164,926

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		75	69,105
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		120	105,320
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		150	127,180
Gtd. Notes, 144A	5.250	06/15/29		150	140,816
OneMain Finance Corp.,
Gtd. Notes	6.875	03/15/25		25	24,686
Gtd. Notes	7.125	03/15/26		125	121,787

PennyMac Financial Services, Inc., Gtd. Notes, 144A	4.250	02/15/29		100	81,394
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A	5.875	09/01/31		50	39,207
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	63,992
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		100	99,518
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		300	311,654
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		150	134,453
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	21,781

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875%	03/01/27		175	$171,982
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	12/31/30		75	67,353
Gtd. Notes, 144A	7.500	10/01/25		150	150,664

Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.750	01/15/28		150	145,300
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28		75	73,083
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24(d)		50	26,886
Sr. Sec’d. Notes, 144A	10.875	08/01/24(d)		12	12,485

Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		75	54,000
U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	167,357
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	100	75,246
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		65	62,579
Sr. Sec’d. Notes, 144A	4.625	04/15/29		15	13,825
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		25	22,020
Gtd. Notes	4.875	01/15/28		120	119,853

Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50	50,301
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	113,495
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,630
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	4,621
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	22,862
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		100	96,855

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
United States (cont’d.)

Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000%	07/31/27	180	$177,381
				10,750,878

Total Corporate Bonds (cost $31,258,352)				24,512,563
Municipal Bond 0.3%
Puerto Rico
Commonwealth of Puerto Rico, General Obligation, Sub-Series C (cost $166,378)	0.000(cc)	11/01/43	300	159,980
Residential Mortgage-Backed Securities 6.3%
Bermuda 3.4%
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	3.859(c)	07/25/29	157	156,173
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.259(c)	10/25/29	83	83,195
Home Re Ltd.,
Series 2021-01, Class M1C, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)	4.559(c)	07/25/33	185	175,853
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	3.114(c)	01/25/34	150	145,134
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	4.314(c)	01/25/34	175	162,933
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	3.114(c)	04/25/34	700	681,870
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	4.414(c)	04/25/34	200	185,567
				1,590,725

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Ireland 0.2%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	2.238%(c)	07/30/75	EUR	94	$95,117
United States 2.7%
BVRT Financing Trust, Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%^	3.364(c)	09/12/26		46	46,124
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	6.764(c)	03/25/42		30	29,462
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	4.564(c)	01/25/34		110	98,320
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	3.164(c)	01/25/34		37	35,946
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	4.514(c)	08/25/33		200	164,000
Series 2021-HQA01, Class M2, 144A, 30 Day Average SOFR + 2.250% (Cap N/A, Floor 0.000%)	3.764(c)	08/25/33		400	373,700
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	4.664(c)	12/25/33		100	83,000
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	4.864(c)	09/25/41		60	53,329
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41		130	116,282

PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	6.115(c)	12/25/22		62	61,928

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	5.109%(c)	02/25/23		100	$98,733
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.909(c)	08/25/25		100	98,771
					1,259,595

Total Residential Mortgage-Backed Securities (cost $3,136,672)					2,945,437
Sovereign Bonds 8.3%
Brazil 0.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		330	324,906
Greece 0.8%
Hellenic Republic Government International Bond,
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	142,496
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	200	239,025
					381,521
Romania 0.7%
Romanian Government International Bond,
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	100	79,483
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	300	238,259
					317,742
Russia 0.7%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	2.650	05/27/36(d)	EUR	200	73,588
Sr. Unsec’d. Notes	4.375	03/21/29(d)		600	228,000
					301,588

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia 1.2%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500%	06/26/29	EUR	300	$231,552
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	500	333,341
					564,893
Spain 2.4%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes, EMTN	6.350	11/30/41	EUR	50	71,850
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	1.450	10/31/27(k)	EUR	600	623,340
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	405	416,406
					1,111,596
Turkey 1.0%
Turkey Government International Bond, Sr. Unsec’d. Notes	4.625	03/31/25	EUR	500	475,509
Ukraine 0.8%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26(d)	EUR	1,300	255,768
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	600	109,461
					365,229

Total Sovereign Bonds (cost $6,687,947)					3,842,984
U.S. Treasury Obligation(h)(k) 0.6%
U.S. Treasury Notes (cost $275,153)	1.375	01/31/25		275	265,053

	Shares
Common Stocks 1.0%
Luxembourg 0.3%
Intelsat Emergence SA*	4,592	120,159
Spain 0.0%
Codere New Topco SA^	1,910	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States 0.7%
Chesapeake Energy Corp.	1,543	$145,304
Chesapeake Energy Corp. Backstop Commitment	59	5,556
Ferrellgas Partners LP (Class B Stock)	628	105,504
GenOn Energy Holdings, Inc. (Class A Stock)^	610	67,100
		323,464

Total Common Stocks (cost $285,116)		443,623
Preferred Stock 0.3%
United States
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $145,500)	150,000	150,000
Rights* 0.0%
Luxembourg
Intelsat Jackson Holdings SA, Series A (Luxembourg) CVR, expiring 12/05/25^	479	4,565
Intelsat Jackson Holdings SA, Series B (Luxembourg) CVR, expiring 12/05/25^	479	948

Total Rights (cost $0)		5,513

	Units
Warrants* 0.0%
United States
TPC Group, Inc., expiring 08/01/24^ (cost $0)	35,028	4

Total Long-Term Investments (cost $51,009,763)		40,735,769

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description			Principal Amount (000)	Value
Short-Term Investments 10.2%
U.S. Government Agency Obligation 1.9%
Tennessee Valley Authority Discount Notes (cost $899,896)	2.083%	08/03/22	900	$899,890
U.S. Treasury Obligations(n) 6.4%
U.S. Treasury Bills	1.634	08/04/22	1,000	999,840
U.S. Treasury Bills	1.718	08/18/22	1,000	999,015
U.S. Treasury Bills	2.116	09/08/22	1,000	997,765

Total U.S. Treasury Obligations (cost $2,996,826)				2,996,620

	Shares
Unaffiliated Fund 1.7%
Dreyfus Government Cash Management (Institutional Shares) (cost $774,845)	774,845	774,845
Options Purchased*~ 0.2%
	(cost $92,975)	85,877

	Total Short-Term Investments (cost $4,764,542)	4,757,232

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 97.7% (cost $55,774,305)	45,493,001
Options Written*~ (0.2)%
	(premiums received $121,867)	(110,628)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 97.5% (cost $55,652,438)	45,382,373
	Other assets in excess of liabilities(z) 2.5%	1,140,921

	Net Assets 100.0%	$46,523,294

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Colombian Peso
DKK—Danish Krone
EUR—Euro
GBP—British Pound

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
HUF—Hungarian Forint
ILS—Israeli Shekel
JPY—Japanese Yen
MXN—Mexican Peso
NOK—Norwegian Krone
PLN—Polish Zloty
SAR—Saudi Arabian Riyal
SGD—Singapore Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BTP—Buoni del Tesoro Poliennali
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
iTraxx—International Credit Derivative Index
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
NASDAQ—National Association of Securities Dealers Automated Quotations
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REMIC—Real Estate Mortgage Investment Conduit
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TOPIX—Tokyo Stock Price Index

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $550,762 and 1.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at July 31, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, CME Term SOFR + 5.000%, 5.000%(c), Maturity Date 03/01/23 (cost $2,062)^	2	$2,062	$——	$——
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	09/16/22	$15,500.00		13		—(r)	$1,495
NASDAQ 100 E-Mini Index	Put	09/16/22	$10,600.00		13		—(r)	10,725
NASDAQ 100 E-Mini Index	Put	09/16/22	$12,000.00		13		—(r)	47,515
Total Exchange Traded (cost $80,375)								$59,735

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,750	$998
2- Year Interest Rate Swap, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,750	25,144
Total OTC Swaptions (cost $12,600)									$26,142
Total Options Purchased (cost $92,975)									$85,877
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Call	09/16/22	$14,000.00	13	—(r)	$(25,935)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
NASDAQ 100 E-Mini Index	Put	09/16/22	$10,500.00	8	—(r)	$(5,920)
NASDAQ 100 E-Mini Index	Put	09/16/22	$11,300.00	26	1	(45,500)
Total Exchange Traded (premiums received $106,867)						$(77,355)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	1,000	$(992)
2- Year Interest Rate Swap, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	1,000	(32,281)
Total OTC Swaptions (premiums received $15,000)								$(33,273)
Total Options Written (premiums received $121,867)								$(110,628)
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2	10 Year U.S. Treasury Notes	Sep. 2022	$242,281	$7,378
3	Euro-BTP Italian Government Bond	Sep. 2022	387,347	(3,804)
1	TOPIX Index	Sep. 2022	145,294	(77)
				3,497
Short Positions:
14	2 Year U.S. Treasury Notes	Sep. 2022	2,946,453	(1,833)
60	5 Year Euro-Bobl	Sep. 2022	7,841,372	(158,352)
54	5 Year U.S. Treasury Notes	Sep. 2022	6,141,234	(88,846)
22	10 Year Euro-Bund	Sep. 2022	3,544,551	(128,327)
21	10 Year U.S. Ultra Treasury Notes	Sep. 2022	2,756,250	(83,670)
5	10 Year U.K. Gilt	Sep. 2022	719,598	178
3	20 Year U.S. Treasury Bonds	Sep. 2022	432,000	(9,012)
19	Euro Schatz Index	Sep. 2022	2,138,706	(6,845)
1	NASDAQ 100 E-Mini Index	Sep. 2022	259,430	(13,351)
				(490,058)
				$(486,561)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/31/23	JPMorgan Chase Bank, N.A.	AUD	197	$136,791	$137,634	$843	$—
Brazilian Real,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	BRL	1,833	278,449	331,524	53,075	—
British Pound,
Expiring 10/19/22	Bank of America, N.A.	GBP	249	298,704	303,711	5,007	—
Canadian Dollar,
Expiring 10/19/22	UBS AG	CAD	98	74,996	76,337	1,341	—
Chilean Peso,
Expiring 09/21/22	BNP Paribas S.A.	CLP	12,741	15,258	14,006	—	(1,252)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	413,756	106,962	95,609	—	(11,353)
Euro,
Expiring 10/19/22	Bank of America, N.A.	EUR	821	840,913	843,962	3,049	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	109	111,254	111,552	298	—
Expiring 10/31/23	HSBC Bank PLC	EUR	62	75,000	65,579	—	(9,421)
Hungarian Forint,
Expiring 10/19/22	Citibank, N.A.	HUF	104,688	256,921	259,404	2,483	—
Israeli Shekel,
Expiring 09/21/22	Barclays Bank PLC	ILS	67	20,213	19,773	—	(440)
Expiring 09/21/22	Citibank, N.A.	ILS	67	20,232	19,774	—	(458)
Expiring 09/21/22	Goldman Sachs International	ILS	237	69,076	69,837	761	—
Japanese Yen,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	JPY	20,014	177,150	154,256	—	(22,894)
Expiring 10/31/23	Bank of America, N.A.	JPY	105,610	1,058,000	828,872	—	(229,128)
Expiring 10/31/23	Barclays Bank PLC	JPY	21,923	230,000	172,063	—	(57,937)
Expiring 10/31/23	Barclays Bank PLC	JPY	13,554	140,000	106,379	—	(33,621)
Expiring 10/31/23	Deutsche Bank AG	JPY	22,335	234,000	175,298	—	(58,702)
Expiring 10/31/23	Goldman Sachs International	JPY	50,469	518,000	396,102	—	(121,898)
Expiring 10/31/23	Morgan Stanley & Co. International PLC	JPY	78,211	755,589	613,834	—	(141,755)
Mexican Peso,
Expiring 09/21/22	HSBC Bank PLC	MXN	2,612	130,128	126,873	—	(3,255)
Expiring 09/21/22	JPMorgan Chase Bank, N.A.	MXN	515	25,049	24,998	—	(51)
Expiring 04/28/23	JPMorgan Chase Bank, N.A.	MXN	4,649	192,329	217,075	24,746	—
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	14,804	624,000	691,249	67,249	—
Norwegian Krone,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	NOK	1,610	158,435	166,827	8,392	—
Polish Zloty,
Expiring 10/19/22	BNP Paribas S.A.	PLN	352	73,228	74,912	1,684	—

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 10/19/22	HSBC Bank PLC	PLN	334	$69,903	$71,001	$1,098	$—
South African Rand,
Expiring 09/21/22	UBS AG	ZAR	2,449	142,018	146,474	4,456	—
				$6,832,598	$6,314,915	174,482	(692,165)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/28/23	HSBC Bank PLC	AUD	281	$207,943	$196,692	$11,251	$—
Brazilian Real,
Expiring 04/28/23	BNP Paribas S.A.	BRL	1,833	284,342	331,525	—	(47,183)
British Pound,
Expiring 10/19/22	The Toronto-Dominion Bank	GBP	4,580	5,455,977	5,587,920	—	(131,943)
Colombian Peso,
Expiring 09/21/22	Citibank, N.A.	COP	422,020	101,131	97,519	3,612	—
Danish Krone,
Expiring 10/19/22	Barclays Bank PLC	DKK	235	32,039	32,479	—	(440)
Euro,
Expiring 10/19/22	Barclays Bank PLC	EUR	2,697	2,733,721	2,772,412	—	(38,691)
Expiring 10/19/22	Citibank, N.A.	EUR	162	166,264	166,058	206	—
Expiring 10/19/22	Citibank, N.A.	EUR	137	139,370	140,526	—	(1,156)
Expiring 10/19/22	Deutsche Bank AG	EUR	4,730	4,795,495	4,862,983	—	(67,488)
Expiring 10/19/22	Standard Chartered Bank	EUR	4,475	4,592,573	4,600,816	—	(8,243)
Israeli Shekel,
Expiring 09/21/22	Citibank, N.A.	ILS	201	58,428	59,355	—	(927)
Expiring 09/21/22	Goldman Sachs International	ILS	154	46,319	45,415	904	—
Expiring 09/21/22	Goldman Sachs International	ILS	18	5,356	5,255	101	—
Japanese Yen,
Expiring 10/31/23	Bank of America, N.A.	JPY	165,745	1,624,000	1,300,846	323,154	—
Expiring 10/31/23	Bank of America, N.A.	JPY	107,140	1,062,000	840,882	221,118	—
Expiring 10/31/23	Citibank, N.A.	JPY	27,641	286,831	216,935	69,896	—
Expiring 10/31/23	Citibank, N.A.	JPY	5,701	54,601	44,743	9,858	—
Mexican Peso,
Expiring 04/28/23	Morgan Stanley & Co. International PLC	MXN	19,453	844,701	908,324	—	(63,623)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar,
Expiring 09/21/22	BNP Paribas S.A.	SGD	22	$15,992	$15,893	$99	$—
South African Rand,
Expiring 09/21/22	Morgan Stanley & Co. International PLC	ZAR	943	55,877	56,391	—	(514)
Expiring 09/21/22	Standard Chartered Bank	ZAR	2,199	140,349	131,535	8,814	—
Swiss Franc,
Expiring 10/19/22	HSBC Bank PLC	CHF	198	202,913	209,375	—	(6,462)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CHF	29	30,878	30,910	—	(32)
				$22,937,100	$22,654,789	649,013	(366,702)
						$823,495	$(1,058,867)
Cross currency exchange contracts outstanding at July 31, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/28/23		AUD	853	JPY	68,288	$70,748	$—	Morgan Stanley & Co. International PLC
04/28/23		JPY	48,274	AUD	572	—	(28,313)	Deutsche Bank AG
10/31/23		AUD	367	JPY	24,589	63,418	—	Deutsche Bank AG
10/31/23		JPY	9,277	AUD	133	—	(20,112)	Goldman Sachs International
10/31/23		JPY	29,437	AUD	431	—	(70,080)	Morgan Stanley & Co. International PLC
						$134,166	$(118,505)
Credit default swap agreements outstanding at July 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/27	1.000%(Q)	100	$38,793	$103	$38,690	Barclays Bank PLC
Emirate of Abu Dhabi	06/20/27	1.000%(Q)	100	(1,701)	103	(1,804)	Barclays Bank PLC
Federation of Malaysia	06/20/27	1.000%(Q)	150	(1,663)	154	(1,817)	Barclays Bank PLC
Federative Republic of Brazil	06/20/27	1.000%(Q)	600	43,549	615	42,934	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Saudi Arabia	06/20/27	1.000%(Q)	100	$(1,560)	$103	$(1,663)	Barclays Bank PLC
People’s Republic of China	06/20/27	1.000%(Q)	600	(8,181)	615	(8,796)	Barclays Bank PLC
Republic of Argentina	06/20/27	1.000%(Q)	100	77,995	103	77,892	Barclays Bank PLC
Republic of Chile	06/20/27	1.000%(Q)	150	1,918	154	1,764	Barclays Bank PLC
Republic of Colombia	06/20/27	1.000%(Q)	300	20,209	308	19,901	Barclays Bank PLC
Republic of Indonesia	06/20/27	1.000%(Q)	450	2,703	461	2,242	Barclays Bank PLC
Republic of Panama	06/20/27	1.000%(Q)	100	1,346	103	1,243	Barclays Bank PLC
Republic of Peru	06/20/27	1.000%(Q)	150	1,681	154	1,527	Barclays Bank PLC
Republic of Philippines	06/20/27	1.000%(Q)	100	96	103	(7)	Barclays Bank PLC
Republic of South Africa	06/20/27	1.000%(Q)	600	49,557	615	48,942	Barclays Bank PLC
Republic of Turkey	06/20/27	1.000%(Q)	600	154,956	615	154,341	Barclays Bank PLC
Republic of Ukraine	06/20/27	1.000%(Q)	100	81,859	103	81,756	Barclays Bank PLC
State of Qatar	06/20/27	1.000%(Q)	100	(1,685)	103	(1,788)	Barclays Bank PLC
United Mexican States	06/20/27	1.000%(Q)	600	14,414	615	13,799	Barclays Bank PLC
				$474,286	$5,130	$469,156

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.37.V1	06/20/27	1.000%(Q)	5,000	3.250%	$(465,364)	$(11,363)	$(454,001)	Barclays Bank PLC
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	09/20/22	1.000%(Q)	200	$25,755	$18,485	$7,270	Barclays Bank PLC
Gazprom PAO	03/20/23	1.000%(Q)	545	227,235	191,981	35,254	Barclays Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Russian Federation	12/20/25	1.000%(Q)	200	$130,515	$116,276	$14,239	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	100	65,258	70,035	(4,777)	Citibank, N.A.
Russian Federation	12/20/31	1.000%(Q)	600	391,546	397,088	(5,542)	HSBC Bank PLC
Russian Federation	12/20/31	1.000%(Q)	365	238,190	160,861	77,329	HSBC Bank PLC
				$1,078,499	$954,726	$123,773

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	*	$836	$(2,552)	$3,388	Citibank, N.A.
Hellenic Republic	12/20/24	1.000%(Q)	1,650	1.077%	(983)	(41,661)	40,678	Citibank, N.A.
Hellenic Republic	06/20/29	1.000%(Q)	250	2.103%	(15,902)	(24,314)	8,412	Citibank, N.A.
Hellenic Republic	12/20/31	1.000%(Q)	1,255	2.278%	(117,457)	(35,965)	(81,492)	Barclays Bank PLC
Republic of Estonia	12/20/26	1.000%(Q)	60	0.667%	895	499	396	JPMorgan Chase Bank, N.A.
Republic of Indonesia	06/20/25	1.000%(Q)	600	0.693%	5,805	(15,994)	21,799	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/25	1.000%(Q)	750	1.336%	(7,169)	(9,680)	2,511	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/29	1.000%(Q)	1,000	1.909%	(55,314)	(29,170)	(26,144)	JPMorgan Chase Bank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	1.663%	(1,084)	—	(1,084)	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	350	1.233%	(2,914)	885	(3,799)	Citibank, N.A.
Republic of Portugal	12/20/30	1.000%(Q)	1,000	0.780%	17,339	28,859	(11,520)	JPMorgan Chase Bank, N.A.
Republic of South Africa	12/20/23	1.000%(Q)	250	1.878%	(2,696)	(3,732)	1,036	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	200	560.676%	(160,073)	3,970	(164,043)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	400	421.755%	(321,208)	15,154	(336,362)	HSBC Bank PLC

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Ukraine	12/20/25	5.000%(Q)	220	343.316%	$(176,544)	$(3,111)	$(173,433)	Barclays Bank PLC
Russian Federation	03/20/25	1.000%(Q)	200	*	(130,515)	(113,304)	(17,211)	HSBC Bank PLC
Russian Federation	06/20/27	1.000%(Q)	100	*	(65,257)	(70,508)	5,251	Morgan Stanley & Co. International PLC
Russian Federation	12/20/30	1.000%(Q)	600	*	(391,546)	(396,596)	5,050	HSBC Bank PLC
Russian Federation	12/20/30	1.000%(Q)	365	*	(238,190)	(160,931)	(77,259)	HSBC Bank PLC
State of Illinois	12/20/22	1.000%(Q)	210	0.492%	660	(645)	1,305	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	200	0.748%	1,376	(4,744)	6,120	Goldman Sachs International
State of Israel	09/20/22	1.000%(Q)	100	0.112%	244	126	118	HSBC Bank PLC
United Mexican States	06/20/31	1.000%(Q)	320	2.185%	(27,317)	(13,987)	(13,330)	Citibank, N.A.
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	1.000%	196	2,773	(2,577)	Goldman Sachs International
					$(1,686,818)	$(874,628)	$(812,190)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2022(4)	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)		2,475	4.710%	$(33,073)	$42,558	$75,631
iTraxx.XO.37.V1	06/20/27	5.000%(Q)	EUR	1,200	5.097%	(12,725)	2,273	14,998
						$(45,798)	$44,831	$90,629
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	9,645	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	$—	$(130,855)	$(130,855)
EUR	242	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(13,003)	(13,003)
EUR	495	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	21,517	21,517
EUR	270	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	29,358	29,358
EUR	270	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(32,284)	(32,284)
EUR	655	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	67,792	67,792
EUR	655	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(74,966)	(74,966)

PGIM Global Dynamic Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	250	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	$—	$(7,529)	$(7,529)
GBP	1,100	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	55,014	69,640	14,626
					$55,014	$(70,330)	$(125,344)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	$(7,171)	$(25)	$(7,146)	Citibank, N.A.
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(38,729)	(45)	(38,684)	Citibank, N.A.
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	8,324	24	8,300	Citibank, N.A.
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	44,925	42	44,883	Citibank, N.A.
					$7,349	$(4)	$7,353

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).